INTEREST AND OTHER INCOME - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income	$ 511	$ 679	$ 899
Dividend income (from investments in equity securities)	91	22	23
Net gains on sale and revaluation of non-current assets and businesses	5,995	286	2,519
Net foreign exchange gains/(losses) on financing activities	118	(391)	5
Other	341	273	179
Interest and other income, of which:	$ 7,056	$ 869	$ 3,625